COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES

		Future commitments (Unaudited)
	Nature of commitments	Remaining of 2025	2026		2027 and beyond
Citarum Block PSC
Geological and geophysical (G&G) studies	(a)	$-		$-	$950,000
2D seismic	(a)	-		-	6,050,000
3D seismic	(a)	-		-	2,100,000
Drilling	(b)(c)	-		-	30,000,000
Total commitments - Citarum PSC		$-	$		$39,100,000
Kruh Block KSO					-
Lease commitments	(d)	$910,138		$2,666,539	$78,010,185
Production facility		-		-	1,300,000
G&G studies	(a)			150,000	200,000
2D seismic		-		-
3D seismic				-	-
Drilling	(a)	-		6,960,000	30,440,000
Workover		-		-	-
Certification		-		-	250,000
Abandonment and Site Restoration	(c)	38,136		76,272	648,315
Total commitments - Kruh KSO		$948,274		$9,852,811	$110,848,500
Total Commitments		$948,274		$9,852,811	$149,948,500

Nature of commitments:

(a)	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Includes one exploration and two delineation wells.

(c)	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)	Lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). Right of use assets and lease liabilities for the Company’s operating leases are recorded in the condensed consolidated balance sheet except for the short-term lease exemption. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of our operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.